Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Hastings Street Trust
Entity Central Index Key	0000035348
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Fidelity Series Large Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Large Cap Stock Fund
Class Name	Fidelity® Series Large Cap Stock Fund
Trading Symbol	FGLGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Large Cap Stock Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Large Cap Stock Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark S&P 500 index for the fiscal year, especially within industrials. An overweight in energy also boosted relative performance. Also lifting the fund's relative result were stock picks in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in GE Vernova (+119%). This period we decreased our stake in GE Vernova. The company was one of the fund's largest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of our biggest holdings. An underweight in Netflix (-47%) also helped. This was a stake we established this period.
•In contrast, the biggest detractors from performance versus the benchmark were stock picks and an underweight in information technology, primarily within the technology hardware & equipment industry. An overweight in financials also hampered the fund's result. Also detracting from our result were picks in consumer discretionary. Lastly, the fund's position in cash detracted.
•Not owning Advanced Micro Devices, a benchmark component that gained roughly 309%, was the biggest individual relative detractor. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boston Scientific (-60%) also hurt.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Fidelity® Series Large Cap Stock Fund $10,000 $12,115 $13,489 $14,276 $14,300 $21,315 $19,302 $23,747 $30,422 $37,241 $46,877 S&P 500® Index $10,000 $11,790 $13,484 $14,889 $16,006 $22,536 $20,144 $24,091 $30,006 $34,556 $42,271 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Large Cap Stock Fund 25.88% 17.07% 16.71% S&P 500® Index 22.32% 13.41% 15.51% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 29,154,341,218
Holdings Count | shares	176
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$29,154,341,218
Number of Holdings	176
Total Advisory Fee	$0
Portfolio Turnover	26%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.0 Industrials 17.2 Financials 12.4 Health Care 9.9 Communication Services 9.3 Consumer Discretionary 6.4 Energy 6.3 Consumer Staples 5.3 Materials 0.9 Utilities 0.7 Real Estate 0.7 Common Stocks 94.9 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.9 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.9 United States 92.8 United Kingdom 2.0 Canada 1.8 Belgium 1.2 Taiwan 1.1 Netherlands 0.8 France 0.1 Sweden 0.1 Italy 0.1 Portugal 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.8 United Kingdom - 2.0 Canada - 1.8 Belgium - 1.2 Taiwan - 1.1 Netherlands - 0.8 France - 0.1 Sweden - 0.1 Italy - 0.1 Portugal - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.8 Boeing Co 4.6 GE Aerospace 4.4 Microsoft Corp 4.2 Wells Fargo & Co 3.8 GE Vernova Inc 3.6 Alphabet Inc Class A 3.4 Amazon.com Inc 3.3 Apple Inc 3.2 Exxon Mobil Corp 2.9 41.2
Fidelity Mega Cap Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity® Mega Cap Stock Fund
Trading Symbol	FGRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mega Cap Stock Fund	$ 65	0.58%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Fidelity® Mega Cap Stock Fund $10,000 $12,087 $13,401 $14,382 $14,683 $22,019 $19,598 $24,392 $31,328 $37,600 $46,780 Russell Top 200® Index $10,000 $11,865 $13,694 $15,185 $16,886 $23,776 $21,052 $25,447 $32,425 $37,543 $45,836 S&P 500® Index $10,000 $11,790 $13,484 $14,889 $16,006 $22,536 $20,144 $24,091 $30,006 $34,556 $42,271 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mega Cap Stock Fund 24.41% 16.27% 16.68% Russell Top 200® Index 22.09% 14.03% 16.44% S&P 500® Index 22.32% 13.41% 15.51% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,992,194,569
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 31,547,841
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.8 Industrials 15.3 Financials 12.0 Communication Services 10.9 Health Care 8.2 Consumer Discretionary 6.7 Energy 6.6 Consumer Staples 5.4 Utilities 0.6 Materials 0.3 Real Estate 0.2 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.1 United Kingdom 2.0 Taiwan 1.5 Canada 1.5 Belgium 0.8 Netherlands 0.6 Sweden 0.3 France 0.2 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 United Kingdom - 2.0 Taiwan - 1.5 Canada - 1.5 Belgium - 0.8 Netherlands - 0.6 Sweden - 0.3 France - 0.2 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 5.0 Apple Inc 4.7 Boeing Co 4.6 GE Aerospace 4.3 Amazon.com Inc 4.1 Wells Fargo & Co 4.1 Alphabet Inc Class A 4.0 GE Vernova Inc 3.8 Alphabet Inc Class C 3.4 46.9
Fidelity Advisor Mega Cap Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class Z
Trading Symbol	FZALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 53	0.47%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Class Z $10,000 $12,096 $13,438 $14,442 $14,756 $22,154 $19,735 $24,593 $31,624 $37,993 $47,322 Russell Top 200® Index $10,000 $11,865 $13,694 $15,185 $16,886 $23,776 $21,052 $25,447 $32,425 $37,543 $45,836 S&P 500® Index $10,000 $11,790 $13,484 $14,889 $16,006 $22,536 $20,144 $24,091 $30,006 $34,556 $42,271 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class Z 24.55% 16.39% 16.82% Russell Top 200® Index 22.09% 14.03% 16.44% S&P 500® Index 22.32% 13.41% 15.51% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,992,194,569
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 31,547,841
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.8 Industrials 15.3 Financials 12.0 Communication Services 10.9 Health Care 8.2 Consumer Discretionary 6.7 Energy 6.6 Consumer Staples 5.4 Utilities 0.6 Materials 0.3 Real Estate 0.2 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.1 United Kingdom 2.0 Taiwan 1.5 Canada 1.5 Belgium 0.8 Netherlands 0.6 Sweden 0.3 France 0.2 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 United Kingdom - 2.0 Taiwan - 1.5 Canada - 1.5 Belgium - 0.8 Netherlands - 0.6 Sweden - 0.3 France - 0.2 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 5.0 Apple Inc 4.7 Boeing Co 4.6 GE Aerospace 4.3 Amazon.com Inc 4.1 Wells Fargo & Co 4.1 Alphabet Inc Class A 4.0 GE Vernova Inc 3.8 Alphabet Inc Class C 3.4 46.9
Fidelity Advisor Mega Cap Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class M
Trading Symbol	FTGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,596 $12,794 $13,663 $13,867 $20,688 $18,320 $22,673 $28,978 $34,583 $42,802 Russell Top 200® Index $10,000 $11,865 $13,694 $15,185 $16,886 $23,776 $21,052 $25,447 $32,425 $37,543 $45,836 S&P 500® Index $10,000 $11,790 $13,484 $14,889 $16,006 $22,536 $20,144 $24,091 $30,006 $34,556 $42,271 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) 19.44% 14.83% 15.65% Class M (without 3.50% sales charge) 23.77% 15.65% 16.06% Russell Top 200® Index 22.09% 14.03% 16.44% S&P 500® Index 22.32% 13.41% 15.51% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,992,194,569
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 31,547,841
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.8 Industrials 15.3 Financials 12.0 Communication Services 10.9 Health Care 8.2 Consumer Discretionary 6.7 Energy 6.6 Consumer Staples 5.4 Utilities 0.6 Materials 0.3 Real Estate 0.2 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.1 United Kingdom 2.0 Taiwan 1.5 Canada 1.5 Belgium 0.8 Netherlands 0.6 Sweden 0.3 France 0.2 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 United Kingdom - 2.0 Taiwan - 1.5 Canada - 1.5 Belgium - 0.8 Netherlands - 0.6 Sweden - 0.3 France - 0.2 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 5.0 Apple Inc 4.7 Boeing Co 4.6 GE Aerospace 4.3 Amazon.com Inc 4.1 Wells Fargo & Co 4.1 Alphabet Inc Class A 4.0 GE Vernova Inc 3.8 Alphabet Inc Class C 3.4 46.9
Fidelity Advisor Mega Cap Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class I
Trading Symbol	FTRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 67	0.59%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Class I $10,000 $12,084 $13,397 $14,380 $14,673 $22,006 $19,584 $24,368 $31,299 $37,559 $46,730 Russell Top 200® Index $10,000 $11,865 $13,694 $15,185 $16,886 $23,776 $21,052 $25,447 $32,425 $37,543 $45,836 S&P 500® Index $10,000 $11,790 $13,484 $14,889 $16,006 $22,536 $20,144 $24,091 $30,006 $34,556 $42,271 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 24.42% 16.26% 16.67% Russell Top 200® Index 22.09% 14.03% 16.44% S&P 500® Index 22.32% 13.41% 15.51% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,992,194,569
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 31,547,841
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.8 Industrials 15.3 Financials 12.0 Communication Services 10.9 Health Care 8.2 Consumer Discretionary 6.7 Energy 6.6 Consumer Staples 5.4 Utilities 0.6 Materials 0.3 Real Estate 0.2 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.1 United Kingdom 2.0 Taiwan 1.5 Canada 1.5 Belgium 0.8 Netherlands 0.6 Sweden 0.3 France 0.2 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 United Kingdom - 2.0 Taiwan - 1.5 Canada - 1.5 Belgium - 0.8 Netherlands - 0.6 Sweden - 0.3 France - 0.2 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 5.0 Apple Inc 4.7 Boeing Co 4.6 GE Aerospace 4.3 Amazon.com Inc 4.1 Wells Fargo & Co 4.1 Alphabet Inc Class A 4.0 GE Vernova Inc 3.8 Alphabet Inc Class C 3.4 46.9
Fidelity Advisor Mega Cap Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class C
Trading Symbol	FGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 182	1.63%

Expenses Paid, Amount	$ 182
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Class C $10,000 $11,959 $13,132 $13,951 $14,098 $20,908 $18,420 $22,678 $28,828 $34,486 $42,793 Russell Top 200® Index $10,000 $11,865 $13,694 $15,185 $16,886 $23,776 $21,052 $25,447 $32,425 $37,543 $45,836 S&P 500® Index $10,000 $11,790 $13,484 $14,889 $16,006 $22,536 $20,144 $24,091 $30,006 $34,556 $42,271 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 22.13% 15.05% 15.65% Class C 23.13% 15.05% 15.65% Russell Top 200® Index 22.09% 14.03% 16.44% S&P 500® Index 22.32% 13.41% 15.51% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,992,194,569
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 31,547,841
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.8 Industrials 15.3 Financials 12.0 Communication Services 10.9 Health Care 8.2 Consumer Discretionary 6.7 Energy 6.6 Consumer Staples 5.4 Utilities 0.6 Materials 0.3 Real Estate 0.2 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.1 United Kingdom 2.0 Taiwan 1.5 Canada 1.5 Belgium 0.8 Netherlands 0.6 Sweden 0.3 France 0.2 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 United Kingdom - 2.0 Taiwan - 1.5 Canada - 1.5 Belgium - 0.8 Netherlands - 0.6 Sweden - 0.3 France - 0.2 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 5.0 Apple Inc 4.7 Boeing Co 4.6 GE Aerospace 4.3 Amazon.com Inc 4.1 Wells Fargo & Co 4.1 Alphabet Inc Class A 4.0 GE Vernova Inc 3.8 Alphabet Inc Class C 3.4 46.9
Fidelity Advisor Mega Cap Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Mega Cap Stock Fund
Class Name	Fidelity Advisor® Mega Cap Stock Fund Class A
Trading Symbol	FGTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Mega Cap Stock Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 97	0.86%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell Top 200 Index for the fiscal year, especially within industrials. Stock selection in communication services, primarily within the media & entertainment industry, also boosted relative performance. Also contributing to our result were stock picks and an overweight in energy.
•The top individual relative contributor was an overweight in GE Vernova (+119%). The company was among the fund's biggest holdings. The second-largest relative contributor was an overweight in GE Aerospace (+46%). The stock was one of the fund's top holdings. A non-benchmark stake in Taiwan Semiconductor Manufacturing gained about 112% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology, primarily within the technology hardware & equipment industry. Also hurting our result was stock selection in health care and real estate, primarily within the equity real estate investment trusts industry. Lastly, the fund's position in cash detracted.
•The largest individual relative detractor this period was avoiding Advanced Micro Devices, a benchmark component that gained roughly 309%. A second notable relative detractor this period was avoiding Intel, a benchmark component that gained about 523%. An overweight in Boeing (+3%) also detracted. The company was one of our largest holdings.
•Notable changes in positioning include increased exposure to the consumer discretionary and consumer staples sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,356 $12,561 $13,438 $13,678 $20,463 $18,161 $22,538 $28,878 $34,546 $42,868 Russell Top 200® Index $10,000 $11,865 $13,694 $15,185 $16,886 $23,776 $21,052 $25,447 $32,425 $37,543 $45,836 S&P 500® Index $10,000 $11,790 $13,484 $14,889 $16,006 $22,536 $20,144 $24,091 $30,006 $34,556 $42,271 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) 16.95% 14.57% 15.67% Class A (without 5.75% sales charge) 24.09% 15.94% 16.35% Russell Top 200® Index 22.09% 14.03% 16.44% S&P 500® Index 22.32% 13.41% 15.51% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 6,992,194,569
Holdings Count | shares	116
Advisory Fees Paid, Amount	$ 31,547,841
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$6,992,194,569
Number of Holdings	116
Total Advisory Fee	$31,547,841
Portfolio Turnover	16%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.8 Industrials 15.3 Financials 12.0 Communication Services 10.9 Health Care 8.2 Consumer Discretionary 6.7 Energy 6.6 Consumer Staples 5.4 Utilities 0.6 Materials 0.3 Real Estate 0.2 Common Stocks 95.8 Preferred Stocks 0.2 Short-Term Investments and Net Other Assets (Liabilities) 4.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Preferred Stocks - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - 4.0 United States 93.1 United Kingdom 2.0 Taiwan 1.5 Canada 1.5 Belgium 0.8 Netherlands 0.6 Sweden 0.3 France 0.2 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.1 United Kingdom - 2.0 Taiwan - 1.5 Canada - 1.5 Belgium - 0.8 Netherlands - 0.6 Sweden - 0.3 France - 0.2 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.9 Microsoft Corp 5.0 Apple Inc 4.7 Boeing Co 4.6 GE Aerospace 4.3 Amazon.com Inc 4.1 Wells Fargo & Co 4.1 Alphabet Inc Class A 4.0 GE Vernova Inc 3.8 Alphabet Inc Class C 3.4 46.9
Fidelity Growth Discovery Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Discovery Fund
Class Name	Fidelity® Growth Discovery Fund
Trading Symbol	FDSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth Discovery Fund	$ 59	0.53%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, led by information technology. Picks in communication services also boosted relative performance. Also bolstering our relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was a non-benchmark stake in SK Hynix (+817%). This was an investment we established this period. The second-largest relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+110%). The company was among our biggest holdings. An overweight in Marvell Technology (+282%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. Security selection and an overweight in health care also hampered the fund's result. Also hurting was an underweight in information technology, primarily within the technology hardware & equipment industry.
•The biggest individual relative detractor was an underweight in Apple (+42%). The stock was one of the fund's biggest holdings. A second notable relative detractor was a stake in Advanced Micro Devices (+181%). This was an investment we established this period. The stock was one of our biggest holdings at period end. An underweight in Tesla (+32%) also detracted. This was a stake we established this period. The stock was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the materials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Fidelity® Growth Discovery Fund $10,000 $12,508 $15,377 $16,966 $21,265 $30,431 $25,226 $30,640 $41,638 $46,735 $57,449 Russell 3000® Growth Index $10,000 $12,072 $14,784 $16,352 $19,940 $28,512 $22,873 $28,958 $38,287 $44,752 $52,917 Russell 3000® Index $10,000 $11,851 $13,602 $14,824 $15,792 $22,767 $19,610 $23,327 $28,721 $33,114 $40,667 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Growth Discovery Fund 22.93% 13.55% 19.10% Russell 3000® Growth Index 18.24% 13.17% 18.13% Russell 3000® Index 22.81% 12.30% 15.06% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 6,753,220,891
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 33,139,697
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$6,753,220,891
Number of Holdings	144
Total Advisory Fee	$33,139,697
Portfolio Turnover	82%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 51.2 Communication Services 13.6 Industrials 9.7 Health Care 8.1 Consumer Discretionary 7.2 Materials 4.2 Financials 3.9 Energy 0.8 Utilities 0.2 Real Estate 0.1 Common Stocks 97.4 Preferred Stocks 1.6 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.0 Taiwan 3.5 Canada 0.9 Chile 0.7 Belgium 0.7 Netherlands 0.6 Luxembourg 0.6 Australia 0.5 Korea (South) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.5 Canada - 0.9 Chile - 0.7 Belgium - 0.7 Netherlands - 0.6 Luxembourg - 0.6 Australia - 0.5 Korea (South) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Alphabet Inc Class A 10.5 Apple Inc 5.0 Broadcom Inc 4.3 Eli Lilly & Co 3.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.3 Advanced Micro Devices Inc 2.8 Micron Technology Inc 2.6 Tesla Inc 2.4 Amazon.com Inc 2.3 50.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth Discovery Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth Discovery Fund
Class Name	Fidelity® Growth Discovery Fund Class K
Trading Symbol	FGDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth Discovery Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 51	0.46%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the benchmark Russell 3000 Growth Index for the fiscal year, led by information technology. Picks in communication services also boosted relative performance. Also bolstering our relative result was an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was a non-benchmark stake in SK Hynix (+817%). This was an investment we established this period. The second-largest relative contributor was a non-benchmark stake in Taiwan Semiconductor Manufacturing (+110%). The company was among our biggest holdings. An overweight in Marvell Technology (+282%) also helped. This was a stake we established this period.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. Security selection and an overweight in health care also hampered the fund's result. Also hurting was an underweight in information technology, primarily within the technology hardware & equipment industry.
•The biggest individual relative detractor was an underweight in Apple (+42%). The stock was one of the fund's biggest holdings. A second notable relative detractor was a stake in Advanced Micro Devices (+181%). This was an investment we established this period. The stock was one of our biggest holdings at period end. An underweight in Tesla (+32%) also detracted. This was a stake we established this period. The stock was one of the fund's largest holdings at period end.
•Notable changes in positioning include increased exposure to the materials and information technology sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Class K $10,000 $12,523 $15,410 $17,023 $21,357 $30,594 $25,380 $30,863 $41,974 $47,146 $57,997 Russell 3000® Growth Index $10,000 $12,072 $14,784 $16,352 $19,940 $28,512 $22,873 $28,958 $38,287 $44,752 $52,917 Russell 3000® Index $10,000 $11,851 $13,602 $14,824 $15,792 $22,767 $19,610 $23,327 $28,721 $33,114 $40,667 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 23.01% 13.65% 19.22% Russell 3000® Growth Index 18.24% 13.17% 18.13% Russell 3000® Index 22.81% 12.30% 15.06% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 6,753,220,891
Holdings Count | shares	144
Advisory Fees Paid, Amount	$ 33,139,697
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$6,753,220,891
Number of Holdings	144
Total Advisory Fee	$33,139,697
Portfolio Turnover	82%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 51.2 Communication Services 13.6 Industrials 9.7 Health Care 8.1 Consumer Discretionary 7.2 Materials 4.2 Financials 3.9 Energy 0.8 Utilities 0.2 Real Estate 0.1 Common Stocks 97.4 Preferred Stocks 1.6 Short-Term Investments and Net Other Assets (Liabilities) 1.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.4 Preferred Stocks - 1.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.0 United States 91.0 Taiwan 3.5 Canada 0.9 Chile 0.7 Belgium 0.7 Netherlands 0.6 Luxembourg 0.6 Australia 0.5 Korea (South) 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.0 Taiwan - 3.5 Canada - 0.9 Chile - 0.7 Belgium - 0.7 Netherlands - 0.6 Luxembourg - 0.6 Australia - 0.5 Korea (South) - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 13.7 Alphabet Inc Class A 10.5 Apple Inc 5.0 Broadcom Inc 4.3 Eli Lilly & Co 3.6 Taiwan Semiconductor Manufacturing Co Ltd ADR 3.3 Advanced Micro Devices Inc 2.8 Micron Technology Inc 2.6 Tesla Inc 2.4 Amazon.com Inc 2.3 50.5
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee Performance adjustment fee
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by August 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Fund
Class Name	Fidelity® Fund
Trading Symbol	FFIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Fund	$ 45	0.42%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology, where our stock picks in semiconductors & semiconductor equipment hurt most. Stock picks in health care, primarily within the health care equipment & services industry, also hampered the fund's result. Also detracting from our result were picks and an overweight in industrials, primarily within the capital goods industry.
•The biggest individual relative detractor was an underweight in Micron Technology (+839%). The stock was not held at period end. The second-largest relative detractor was an overweight in Boston Scientific (-60%). Not owning Advanced Micro Devices, a benchmark component that gained approximately 309%, was another notable relative detractor.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in communication services, primarily within the media & entertainment industry. Stock selection and underweights in consumer staples and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+102%). The company was among the fund's largest holdings. The second-largest relative contributor was our non-benchmark stake in Viking Holdings (+96%). This period we increased our stake in Viking Holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+40%). This period we decreased our investment in Taiwan Semiconductor Manufacturing.
•Notable changes in positioning include higher allocations to the consumer staples and energy sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Fidelity® Fund $10,000 $11,434 $13,436 $14,548 $17,532 $24,009 $20,263 $24,532 $32,600 $36,438 $41,657 S&P 500® Index $10,000 $11,790 $13,484 $14,889 $16,006 $22,536 $20,144 $24,091 $30,006 $34,556 $42,271 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Fund 14.33% 11.65% 15.34% S&P 500® Index 22.32% 13.41% 15.51% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,925,971,055
Holdings Count | shares	90
Advisory Fees Paid, Amount	$ 37,288,469
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$8,925,971,055
Number of Holdings	90
Total Advisory Fee	$37,288,469
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.6 Consumer Discretionary 12.7 Communication Services 12.3 Health Care 12.1 Financials 11.1 Industrials 7.2 Consumer Staples 7.0 Energy 4.2 Utilities 2.4 Real Estate 1.3 Materials 0.9 Common Stocks 98.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 97.3 Canada 1.4 Belgium 0.5 Netherlands 0.4 United Kingdom 0.3 Taiwan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Canada - 1.4 Belgium - 0.5 Netherlands - 0.4 United Kingdom - 0.3 Taiwan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.3 Alphabet Inc Class A 9.7 Amazon.com Inc 5.9 Microsoft Corp 5.7 Apple Inc 4.8 Broadcom Inc 3.7 Coca-Cola Co/The 3.0 Mastercard Inc Class A 2.9 Wells Fargo & Co 2.3 Boeing Co 2.3 50.6
Fidelity Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Fund
Class Name	Fidelity® Fund Class K
Trading Symbol	FFDKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Fund for the period July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 37	0.34%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending June 30, 2026, reflecting enthusiasm for artificial intelligence, strong corporate fundamentals, a resilient economy and, beginning in September, the Federal Reserve's first interest-rate reductions since December 2024.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the S&P 500® index for the fiscal year, especially within information technology, where our stock picks in semiconductors & semiconductor equipment hurt most. Stock picks in health care, primarily within the health care equipment & services industry, also hampered the fund's result. Also detracting from our result were picks and an overweight in industrials, primarily within the capital goods industry.
•The biggest individual relative detractor was an underweight in Micron Technology (+839%). The stock was not held at period end. The second-largest relative detractor was an overweight in Boston Scientific (-60%). Not owning Advanced Micro Devices, a benchmark component that gained approximately 309%, was another notable relative detractor.
•In contrast, the biggest contributors to performance versus the benchmark were picks and an overweight in communication services, primarily within the media & entertainment industry. Stock selection and underweights in consumer staples and real estate, primarily within the equity real estate investment trusts industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in Alphabet (+102%). The company was among the fund's largest holdings. The second-largest relative contributor was our non-benchmark stake in Viking Holdings (+96%). This period we increased our stake in Viking Holdings. Another notable relative contributor was our non-benchmark stake in Taiwan Semiconductor Manufacturing (+40%). This period we decreased our investment in Taiwan Semiconductor Manufacturing.
•Notable changes in positioning include higher allocations to the consumer staples and energy sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE June 30, 2016 through June 30, 2026. Initial investment of $10,000. Class K $10,000 $11,446 $13,464 $14,591 $17,597 $24,120 $20,373 $24,687 $32,833 $36,725 $42,021 S&P 500® Index $10,000 $11,790 $13,484 $14,889 $16,006 $22,536 $20,144 $24,091 $30,006 $34,556 $42,271 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 14.42% 11.74% 15.44% S&P 500® Index 22.32% 13.41% 15.51% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 8,925,971,055
Holdings Count | shares	90
Advisory Fees Paid, Amount	$ 37,288,469
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
KEY FACTS
Fund Size	$8,925,971,055
Number of Holdings	90
Total Advisory Fee	$37,288,469
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 27.6 Consumer Discretionary 12.7 Communication Services 12.3 Health Care 12.1 Financials 11.1 Industrials 7.2 Consumer Staples 7.0 Energy 4.2 Utilities 2.4 Real Estate 1.3 Materials 0.9 Common Stocks 98.7 Preferred Stocks 0.1 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.7 Preferred Stocks - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 97.3 Canada 1.4 Belgium 0.5 Netherlands 0.4 United Kingdom 0.3 Taiwan 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.3 Canada - 1.4 Belgium - 0.5 Netherlands - 0.4 United Kingdom - 0.3 Taiwan - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 10.3 Alphabet Inc Class A 9.7 Amazon.com Inc 5.9 Microsoft Corp 5.7 Apple Inc 4.8 Broadcom Inc 3.7 Coca-Cola Co/The 3.0 Mastercard Inc Class A 2.9 Wells Fargo & Co 2.3 Boeing Co 2.3 50.6